BUSINESS COMBINATIONS	12 Months Ended
Feb. 28, 2015
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Nokia Solutions and Networks' Microwave Transport Business

        On June 1, 2012 the Company announced the closing of the acquisition of the microwave transport business of Nokia Siemens Networks (whose name was changed to Nokia Solutions and Networks, also referred to as NSN, in August 2013 in connection with the acquisition of Nokia Corporation of Siemens' 50% stake in Nokia Siemens Networks, was recently renamed Networks and now operates under the Nokia brand, and is referred to herein as "Nokia" or "Nokia's Networks business"), including its associated operational support system (OSS) and related support functions. The acquisition was effected pursuant to the Amended and Restated Master Acquisition Agreement between DragonWave Inc., its wholly-owned subsidiary DragonWave S.à.r.l and Nokia dated May 3, 2012. The terms "Nokia" or "Nokia's Networks business" are used interchangeably herein to refer to Nokia Solutions Networks or NSN.

        On April 10, 2013, the Company announced changes to its existing operational framework with Nokia. In line with the renewed framework, the Company will continue to be the preferred, strategic supplier to Nokia of packet microwave and related products, and the companies will jointly coordinate technology development activities.

        The Company also recorded a liability included in accounts payable and accrued liabilities, based on management's estimate, for a termination fee valued at $8,668 at May 31, 2013 and scheduled to be paid in several tranches. Under the terms of the renewed framework, on April 12, 2013 Nokia paid $13,843 to the Company which settled the balance of the Company's contingent receivable. Nokia took on additional commitments and costs so that DragonWave can continue to develop and supply microwave products. The Italian services agreement, pursuant to which Nokia has provided research & development and certain other services to DragonWave since June 1, 2012, was terminated. As a result, the Company reduced accounts payable by $13,258. Capital assets with a net book value of $628 and the corresponding capital lease obligation associated with the Italian operations in the amount of $1,323 was also eliminated by the Company during the year ended February 28, 2014. The net impact of these items resulted in a gain on contract amendment of $5,285 in the statement of operations during the year ended February 28, 2014. During the year ended February 28, 2014, the Company also reduced a capital lease obligation associated with its operations in India by $417 based on a revised agreement.

        The net impact of these items resulted in a gain of $5,702 in the consolidated statement of operations in the year ended February 28, 2014.

        During the year ended February 28, 2014, the Company reduced its estimated liability for the termination fee based on a change in estimate. The Company has also reduced an accrued liability that was recorded upon the acquisition of the microwave transport business of NSN (now Nokia) which was based on a change in estimate. The net impact of these items resulted in a gain in change of estimate of $2,970 in the statement of operations in the year ended February 28, 2014.

        During the first quarter of fiscal 2015, the Company revised the estimated termination fee and also entered into a revised payment schedule with Nokia consisting of quarterly payments through fiscal year 2015 and 2016. This led to a gain of $101 recorded in the statement of operations. The first payment in the amount of $694 was made in May 2014 and second payment for $1,344 in August 2014. During the third quarter of 2015, the final invoice related to the termination fee was received from Nokia and resulted in a gain of $200. This is shown as a change of estimate in the statement of operations. The third scheduled payment of $1,249 was made in the fourth quarter of 2015. The total termination fee liability is valued at $4,383 as at February 28, 2015 (short term: $4,227 and long term: $156). [2014 – $9,085 entirely classified as short term].

        During the year ended February 28, 2015 the Company negotiated a reduction in capital lease payments to Nokia resulting in a $530 gain on contract amendment. As part of the same overall arrangement, the amount was offset by a related expense associated with the modification of an existing supply contract.

Disposition of DragonWave Limited

        On January 22, 2013, the Company sold all of its shares of DragonWave Ltd ("DWL"), incorporated in Israel. The shares were sold for a nominal amount. Under the share purchase agreement, the Company has a liability to pay certain future obligations. During the year ended February 28, 2014, the Company reduced the contingent liability by $342 based on a change in circumstance which is included in the consolidated statement of operations as a change in estimate. As at February 28, 2014, the Company has extinguished both the discounted liability and the maximum potential liability.

        As at February 28, 2014, under the terms of a supply and services agreement, the Company has an opportunity to earn an additional $5,068 based on business performance subsequent to the disposition for which the Company has recorded a receivable of $52 which represents management's estimate of the amounts to be collected based on the discounted forecasted future cash inflows. A reduction in the receivable of $553 was included in the consolidated statement of operations as a change in estimate during the year ended February 28, 2014.

DragonWave HFCL India Private Limited

        Non-controlling interest consists of the minority owned portion of the Company's 50.1% owned subsidiary, DragonWave HFCL India Private Limited. During the year ended February 28, 2015, the minority owner, HFCL, made a capital contribution of $164. The Company had contributed its portion during the year ended February 28, 2014.